SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS (Details)	Oct. 31, 2024 USD ($)
Subsequent Events [Abstract]
2025	$ 43,200
Total remaining lease payments	43,200
Less: imputed interest	(22,357)
Present value of remaining lease payments	$ 20,843